Fair Value Measurements - Schedule of Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Investments in securities	$ 0	$ 65,541,000	$ 71,230,000
Assets	5,156,000	68,251,000	72,117,000
Liabilities:
Liabilities	2,233,000	3,014,000	2,508,000
Public Warrants
Liabilities:
Warrant liabilities	277,000	454,000	1,555,000
Private Placement Warrants
Liabilities:
Warrant liabilities	476,000	780,000	953,000
Series A Penny Warrants
Liabilities:
Warrant liabilities	1,480,000	1,780,000
Level 1
Assets:
Investments in securities		849,000	849,000
Assets	5,156,000	3,559,000	1,736,000
Liabilities:
Liabilities	277,000	454,000	1,555,000
Level 1 | Public Warrants
Liabilities:
Warrant liabilities	277,000	454,000	1,555,000
Level 1 | Private Placement Warrants
Liabilities:
Warrant liabilities	0	0	0
Level 1 | Series A Penny Warrants
Liabilities:
Warrant liabilities	0	0
Level 2
Assets:
Investments in securities		64,692,000	70,381,000
Assets	0	64,692,000	70,381,000
Liabilities:
Liabilities	476,000	780,000	953,000
Level 2 | Public Warrants
Liabilities:
Warrant liabilities	0	0	0
Level 2 | Private Placement Warrants
Liabilities:
Warrant liabilities	476,000	780,000	953,000
Level 2 | Series A Penny Warrants
Liabilities:
Warrant liabilities	0	0
Level 3
Assets:
Investments in securities		0	0
Assets	0	0	0
Liabilities:
Liabilities	1,480,000	1,780,000	0
Level 3 | Public Warrants
Liabilities:
Warrant liabilities	0	0	0
Level 3 | Private Placement Warrants
Liabilities:
Warrant liabilities	0	0	0
Level 3 | Series A Penny Warrants
Liabilities:
Warrant liabilities	1,480,000	1,780,000
Money market mutual funds
Assets:
Money market mutual funds	5,156,000	2,710,000	887,000
Money market mutual funds | Level 1
Assets:
Money market mutual funds	5,156,000	2,710,000	887,000
Money market mutual funds | Level 2
Assets:
Money market mutual funds	0	0	0
Money market mutual funds | Level 3
Assets:
Money market mutual funds	$ 0	$ 0	$ 0